Investments in Associates - Summary of Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investment carrying value	₽ 321	₽ 293	₽ 283	₽ 265
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held	40.00%	40.00%
Investment carrying value	₽ 208	₽ 189	184	175
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held	25.00%	25.00%
Investment carrying value	₽ 113	₽ 104	₽ 99	₽ 90